Intangibles And Goodwill	12 Months Ended
Aug. 31, 2019
Intangibles And Goodwill [Abstract]
Intangibles And Goodwill
10. INTANGIBLES AND GOODWILL

	2019	2018
	$	$
Broadcast rights and licences
Cable systems	4,016	4,016
DTH and satellite services	1,013	1,013
	5,029	5,029
Wireless spectrum licences	2,445	1,953
Other intangibles
Software	451	434
Customer relationships	54	66
	7,979	7,482
Goodwill
Cable and telecommunications systems	79	79
Wireless	201	201
	280	280
Net book value	8,259	7,762

Broadcast rights and licences, trademark, brands and wireless spectrum licences have been assessed as having indefinite useful lives. While licences must be renewed from time to time, the Company has never failed to do so. In addition, there are currently no legal, regulatory, competitive or other factors that limit the useful lives of these assets.

The changes in the carrying amount of intangibles with indefinite useful lives, and therefore not subject to amortization, are as follows:

	Broadcastrights andlicences	Goodwill	Wirelessspectrumlicences
	$	$	$
September 1, 2017	5,029	280	1,947
Additions	–	–	25
Disposition	–	–	(19)
August 31, 2018	5,029	280	1,953
Additions	–	–	492
Disposition	–	–	–
August 31, 2019	5,029	280	2,445

Intangibles subject to amortization are as follows:

	August 31, 2019			August 31, 2018
	Cost	Accumulatedamortization	Net bookvalue	Cost	Accumulatedamortization	Net bookvalue
Software	697	257	440	595	183	412
Software under construction	11	–	11	22	–	22
Customer relationships	114	60	54	114	48	66
	822	317	505	731	231	500

The changes in the carrying amount of intangibles subject to amortization are as follows:

	Software	Softwareunderconstruction	Customerrelationships	Total
	$	$	$	$
September 1, 2017	377	3	79	459
Additions	121	17	–	138
Transfers	(2)	2	–	–
Amortization	(84)	–	(13)	(97)
August 31, 2018	412	22	66	500
Additions	112	11	–	123
Transfers	22	(22)	–	–
Dispositions	(6)	–	–	(6)
Amortization	(100)	–	(12)	(112)
August 31, 2019	440	11	54	505

Impairment testing of indefinite-life intangibles and goodwill

The Company conducted its annual impairment test on goodwill and indefinite-life intangibles as at February 1, 2019 and the recoverable amount of the cash generating units exceeded their carrying value.

A hypothetical decline of 10% in the recoverable amount of the Cable cash generating unit as at February 1, 2019 would not result in any impairment loss. A hypothetical decline of 10% in the recoverable amount of the Satellite cash generating unit as at February 1, 2019 would not result in an impairment loss. The Wireless cash generating unit was created with the acquisition of Freedom on March 1, 2016. A hypothetical decline of 10% in the recoverable amount of the Wireless generating unit as at February 1, 2019 would not result in any impairment loss.

Any changes in economic conditions since the impairment testing conducted as at February 1, 2019 do not represent events or changes in circumstance that would be indicative of impairment at August 31, 2019.

Significant estimates inherent to this analysis include discount rates and the terminal value. At February 1, 2019, the estimates that have been utilized in the impairment tests reflect any changes in market conditions and are as follows:

		Terminal value
	Post-taxdiscount rate	Terminalgrowth rate	Terminal operating income before restructuring costs and amortization multiple
Cable	6.5%	1.5%	7.4X
Satellite	7.5%	-3.0%	5.4X
Wireless	9.3%	1.0%	4.5X

A sensitivity analysis of significant estimates is conducted as part of every impairment test. With respect to the impairment tests performed in the second quarter, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Terminal value
	1% increase indiscount rate	1% decrease interminal growth rate	0.5 times decrease interminal operatingincome beforerestructuring costs andamortization multiple
Cable	16.4%	14.2%	4.8%
Satellite	8.1%	5.6%	5.6%
Wireless	15.2%	7.7%	8.0%